Deferred tax credits (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Tax Credits
Deferred Tax Credits - Schedule of Deferred Tax Credits

Deferred tax credits consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Deferred research & development tax credits	692	847
Deferred other tax credits	2	1
Total deferred tax credits	694	848